Quarterly Report
September 30, 2020
Massachusetts Investors Trust
MIT-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace – 1.9%
Honeywell International, Inc.	695,342	$114,460,247
Alcoholic Beverages – 2.3%
Diageo PLC	2,047,610	$70,147,428
Pernod Ricard S.A.	399,256	63,732,851
		$133,880,279
Apparel Manufacturers – 2.3%
LVMH Moet Hennessy Louis Vuitton SE	159,109	$74,382,793
NIKE, Inc., “B”	498,878	62,629,144
		$137,011,937
Biotechnology – 0.8%
Illumina, Inc. (a)	157,560	$48,698,645
Brokerage & Asset Managers – 2.7%
Blackstone Group, Inc.	756,048	$39,465,706
NASDAQ, Inc.	758,418	93,065,473
TD Ameritrade Holding Corp.	750,995	29,401,454
		$161,932,633
Business Services – 4.9%
Accenture PLC, “A”	443,949	$100,328,035
Amdocs Ltd.	990,408	56,859,323
Fidelity National Information Services, Inc.	885,799	130,398,471
		$287,585,829
Cable TV – 2.1%
Comcast Corp., “A”	2,680,157	$123,984,063
Chemicals – 0.8%
PPG Industries, Inc.	409,988	$50,051,335
Computer Software – 8.9%
Adobe Systems, Inc. (a)	238,231	$116,835,629
Microsoft Corp.	1,495,423	314,532,320
salesforce.com, inc. (a)	379,536	95,384,987
		$526,752,936
Computer Software - Systems – 2.8%
Apple, Inc.	1,268,136	$146,862,830
Cisco Systems, Inc.	552,925	21,779,716
		$168,642,546
Construction – 1.5%
Sherwin-Williams Co.	131,704	$91,763,445
Consumer Products – 2.6%
Colgate-Palmolive Co.	909,443	$70,163,527
Estee Lauder Cos., Inc., “A”	143,446	31,307,090
Kimberly-Clark Corp.	358,774	52,976,569
		$154,447,186
Containers – 1.2%
Crown Holdings, Inc. (a)	923,179	$70,955,538

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.5%
AMETEK, Inc.	794,903	$79,013,358
Fortive Corp.	997,256	76,000,880
TE Connectivity Ltd.	554,484	54,195,266
		$209,209,504
Electronics – 3.2%
Analog Devices, Inc.	482,792	$56,361,138
Applied Materials, Inc.	569,829	33,876,334
Texas Instruments, Inc.	713,919	101,940,494
		$192,177,966
Energy - Independent – 0.7%
ConocoPhillips	901,429	$29,602,928
EOG Resources, Inc.	294,333	10,578,328
		$40,181,256
Food & Beverages – 2.2%
Danone S.A.	1,168,573	$75,656,544
Mondelez International, Inc.	995,409	57,186,247
		$132,842,791
General Merchandise – 1.4%
Dollar General Corp.	390,727	$81,904,194
Health Maintenance Organizations – 0.9%
Cigna Corp.	315,808	$53,501,033
Insurance – 0.8%
Chubb Ltd.	430,914	$50,037,734
Internet – 7.3%
Alphabet, Inc., “A” (a)	152,673	$223,757,549
Alphabet, Inc., “C” (a)	56,725	83,363,060
Facebook, Inc., “A” (a)	478,689	125,368,649
		$432,489,258
Leisure & Toys – 1.6%
Electronic Arts, Inc. (a)	715,640	$93,326,612
Major Banks – 5.3%
Bank of America Corp.	4,460,136	$107,444,676
Goldman Sachs Group, Inc.	413,264	83,053,666
JPMorgan Chase & Co.	1,289,576	124,147,482
		$314,645,824
Medical & Health Technology & Services – 1.8%
ICON PLC (a)	201,412	$38,487,819
PRA Health Sciences, Inc. (a)	655,469	66,490,775
		$104,978,594
Medical Equipment – 8.1%
Becton, Dickinson and Co.	499,146	$116,141,291
Danaher Corp.	478,804	103,100,865
Medtronic PLC	1,353,852	140,692,300
Thermo Fisher Scientific, Inc.	265,205	117,093,312
		$477,027,768

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.9%
Enterprise Products Partners LP	3,279,455	$51,782,594
Network & Telecom – 1.4%
Equinix, Inc., REIT	106,620	$81,045,061
Other Banks & Diversified Financials – 6.0%
Mastercard, Inc., “A”	458,718	$155,124,666
Truist Financial Corp.	1,520,072	57,838,740
Visa, Inc., “A”	721,019	144,182,169
		$357,145,575
Pharmaceuticals – 7.0%
Eli Lilly & Co.	605,422	$89,614,565
Johnson & Johnson	1,128,664	168,035,496
Merck & Co., Inc.	1,113,080	92,329,986
Zoetis, Inc.	388,855	64,304,951
		$414,284,998
Railroad & Shipping – 1.6%
Canadian National Railway Co.	871,386	$92,767,754
Restaurants – 0.9%
Starbucks Corp.	597,154	$51,307,472
Specialty Chemicals – 0.8%
DuPont de Nemours, Inc.	865,012	$47,990,866
Specialty Stores – 6.1%
Costco Wholesale Corp.	204,658	$72,653,590
Home Depot, Inc.	362,510	100,672,652
Target Corp.	625,312	98,436,615
Tractor Supply Co.	629,012	90,162,580
		$361,925,437
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT	506,466	$122,428,026
Trucking – 0.2%
Old Dominion Freight Line, Inc.	57,246	$10,356,946
Utilities - Electric Power – 0.5%
American Electric Power Co., Inc.	385,617	$31,516,477
Total Common Stocks		$5,875,040,359
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.1% (v)	52,774,811	$52,774,811

Other Assets, Less Liabilities – (0.0)%		(1,765,793)
Net Assets – 100.0%		$5,926,049,377
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $52,774,811 and $5,875,040,359, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,459,865,170	$—	$—	$5,459,865,170
France	139,389,395	74,382,793	—	213,772,188
Canada	92,767,754	—	—	92,767,754
United Kingdom	—	70,147,428	—	70,147,428
Ireland	38,487,819	—	—	38,487,819
Mutual Funds	52,774,811	—	—	52,774,811
Total	$5,783,284,949	$144,530,221	$—	$5,927,815,170
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$58,192,065	$357,586,167	$362,988,178	$(15,243)	$—	$52,774,811
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$319,173	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.